Summarizes Information about Company's Options Outstanding (Detail) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Exercise Price Range 0.3 [Member]	Dec. 31, 2012 Exercise Price Range 0.9 [Member]	Dec. 31, 2012 Exercise Price Range 1.92 [Member]	Dec. 31, 2012 Exercise Price Range 2.24 [Member]	Dec. 31, 2012 Exercise Price Range 3.84 [Member]	Dec. 31, 2012 Exercise Price Range 5.12 [Member]
Exercise Price	$ 3.41	$ 2.28	$ 2.24	$ 0.32	$ 0.96	$ 1.92	$ 2.24	$ 3.84	$ 5.12
Options outstanding -Number of Shares		1,686,179		4,373	1,353	942,327	601,136	11,118	125,872
options Outstanding -Weighted- Average Remaining Contractual Life in Years				2 years 6 months 29 days	3 years 2 months 1 day	9 years 2 months 19 days	7 years 5 months 12 days	5 years 9 months 7 days	9 years 9 months 15 days
Options Exercisable - Number of Shares		1,196,057		4,373	1,353	580,052	490,180	11,100	108,999
Option exercisable Weighted- Average Remaining Contractual Life in Years				2 years 6 months 29 days	3 years 2 months 1 day	9 years 2 months 19 days	7 years 5 months 1 day	5 years 9 months 7 days	9 years 9 months 15 days